Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Securities available for sale, at fair value, amortized cost	$ 432,065,590	$ 413,973,929
Loans, allowance for loan losses	8,077,499	6,954,269
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,870,114	4,861,411
Common stock, shares outstanding	4,870,114	4,861,411
Accumulated other comprehensive income, applicable taxes	$ (12,640,667)	$ 2,586,340